Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Various Guarantees and Indemnifications
(a)	Guarantees
The Bank enters into various types of guarantees and indemnifications in the normal course of business. Guarantees represent an undertaking to another party to make a payment to that party when certain specified events occur. The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2025	2024
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$86,016	$62,966
Liquidity facilities	8,611	7,665
Indemnifications	95	791

(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments

As at October 31 ($ millions)	2025	2024
Commercial letters of credit	$836	$1,049
Commitments to extend credit (1)	275,504	272,793
Securities lending	78,548	58,477
Securities purchase and other commitments	821	844
Total	$355,709	$333,163

(1)	Includes liquidity facilities, and excludes commitments which are unconditionally cancellable at the Bank’s discretion at any time.

Summary of Carrying Value Of Pledged Assets and Details of Related Activities

As at October 31 ($ millions)	2025	2024
Assets pledged to:
Bank of Canada (1)	$274	$229
Foreign governments and central banks (1)	2,066	2,020
Clearing systems, payment systems and depositories (1)	2,200	2,460
Assets pledged in relation to exchange-traded derivative transactions	5,715	5,334
Assets pledged in relation to over-the-counter derivative transactions	33,785	25,487
Assets pledged as collateral related to securities borrowing and lending	195,208	149,669
Assets pledged in relation to covered bond program (Note 14) (2)	44,832	47,560
Assets pledged in relation to other securitization programs (Note 14)	8,045	4,022
Assets pledged under CMHC programs (Note 13)	15,627	18,392
Other	424	228
Total assets pledged	$308,176	$255,401
Obligations related to securities sold under repurchase agreements	174,010	174,335
Total (3)	$482,186	$429,736

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Excludes mortgages related to covered bonds held by the Bank or used for securities lending transactions.
(3)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.